Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Allowance for doubtful accounts (in Dollars)	$ 106,959
Deferred offering costs (in Dollars)	$ 177,481
Written off costs (in Dollars)					$ 848,531
Investments maturity period			3 months
Estimated useful lives of assets			3 to 5 years for office equipment and software.
Lease expense (in Dollars)			$ 197,245	$ 63,121
Warrants issued (in Shares)			235,693	418,473
Convertible notes payable exercised for proceeds (in Dollars)			$ 1,285,800	$ 2,093,000
Maximum [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Office equipment and software	5 years
Minimum [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Office equipment and software	3 years
One Media Sellers [Member] | Accounts Receivable [Member] | Revenue from Rights Concentration Risk [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Revenue, percentage			67.00%	45.00%
One Media Sellers [Member] | Accounts Payable [Member] | Revenue from Rights Concentration Risk [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Revenue, percentage			61.00%	39.00%
One Media Sellers [Member] | Revenue Benchmark [Member] | Revenue from Rights Concentration Risk [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Revenue, percentage			51.00%	30.00%
Two Media Sellers [Member] | Accounts Receivable [Member] | Revenue from Rights Concentration Risk [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Revenue, percentage			20.00%	41.00%
Two Media Sellers [Member] | Accounts Payable [Member] | Revenue from Rights Concentration Risk [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Revenue, percentage			8.00%	14.00%
Two Media Sellers [Member] | Revenue Benchmark [Member] | Revenue from Rights Concentration Risk [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Revenue, percentage			12.00%	26.00%
Three Media Sellers [Member] | Accounts Payable [Member] | Revenue from Rights Concentration Risk [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Revenue, percentage				10.00%
Three Media Sellers [Member] | Revenue Benchmark [Member] | Revenue from Rights Concentration Risk [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Revenue, percentage			10.00%	11.00%
Four Media Sellers [Member] | Accounts Payable [Member] | Revenue from Rights Concentration Risk [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Revenue, percentage				9.00%
Boustead Securities LLC [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Deferred offering costs (in Dollars)			$ 848,531
Media One [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Concentration of credit risk percentage	26.00%
Customer Two [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Concentration of credit risk percentage	20.00%
Customer Two [Member] | Revenue Benchmark [Member] | Revenue from Rights Concentration Risk [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Concentration of credit risk percentage	9.00%
One Media Sellers [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Concentration of credit risk percentage	80.00%	44.00%	61.00%
Two Media Sellers [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Concentration of credit risk percentage	10.00%		8.00%
Customer One [Member] | Revenue Benchmark [Member] | Revenue from Rights Concentration Risk [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Concentration of credit risk percentage	47.00%	84.00%
Customer One [Member] | Revenue Benchmark [Member] | Revenue from Rights Concentration Risk [Member] | Maximum [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Concentration of credit risk percentage			84.00%
One Media Buyer [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Concentration of credit risk percentage		80.00%	67.00%
One Media Buyer [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member] | Maximum [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Concentration of credit risk percentage			80.00%
Two Media Buyer [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Concentration of credit risk percentage		11.00%	20.00%
Two Media Buyer [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member] | Minimum [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Concentration of credit risk percentage			11.00%